OCEAN PARK TACTICAL RISK SPECTRUM 30 FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 58.8%
	EQUITY - 22.4%
1,712	Avantis U.S. Small Cap Value ETF	$ 165,259
2,754	Consumer Staples Select Sector SPDR Fund	216,492
8,700	Financial Select Sector SPDR Fund	420,471
2,000	Global X US Infrastructure Development ETF	80,820
10,179	iShares MSCI USA Min Vol Factor ETF	903,794
3,900	iShares MSCI USA Quality Factor ETF	694,512
1,495	iShares U.S. Aerospace & Defense ETF	217,298
10,000	JPMorgan Equity Premium Income ETF	575,300
4,776	Roundhill Magnificent Seven ETF	259,910
1,646	SPDR Dow Jones Industrial Average ETF Trust	700,373
238	SPDR S&P Emerging Markets SmallCap ETF	13,949
4,144	SPDR S&P Regional Banking ETF(a)	250,090
2,962	Utilities Select Sector SPDR Fund	224,194
945	Vanguard Extended Market ETF	179,531
1,617	Vanguard Growth ETF	663,681
3,511	Vanguard Mid-Cap Growth ETF(a)	890,916
1,600	Vanguard S&P 500 ETF	862,096
3,309	Vanguard Small-Cap Growth ETF	926,720
		8,245,406
	FIXED INCOME - 36.4%
22,000	BNY Mellon High Yield ETF(a)	1,049,180
11,500	First Trust Preferred Securities and Income ETF(a)	203,550
171,104	Invesco Senior Loan ETF	3,605,162
3,886	iShares CMBS ETF	183,419
7,206	Janus Henderson AAA CLO ETF	365,416
11,800	JPMorgan High Yield Municipal ETF	592,596
8,400	Pacer Pacific Asset Floating Rate High Income ETF(a)	399,336
3,700	PGIM Floating Rate Income ETF	186,110
6,989	PIMCO Multi Sector Bond Active ETF	181,155
78,229	SPDR Blackstone Senior Loan ETF	3,264,496
6,360	SPDR Bloomberg Convertible Securities ETF	495,380
7,600	SPDR Bloomberg High Yield Bond ETF(a)	725,572

OCEAN PARK TACTICAL RISK SPECTRUM 30 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 58.8% (Continued)
	FIXED INCOME - 36.4% (Continued)
90,555	SPDR Portfolio High Yield Bond ETF	$ 2,125,326
		13,376,698

	TOTAL EXCHANGE-TRADED FUNDS (Cost $20,851,885)	21,622,104

	OPEN END FUNDS — 41.0%
	ALTERNATIVE - 6.8%
81,295	DoubleLine Flexible Income Fund, Class I	707,268
66,689	Finisterre Emerging Markets Total Return Bond Fund, Institutional Class	590,196
68,032	iMGP High Income Fund, Institutional Class	672,838
55,016	Payden Absolute Return Bond Fund, Class I	521,004
		2,491,306
	EQUITY - 6.9%
6,281	Datum One Series Trust - Brandes International, Class I	116,961
26,928	Schwab S&P 500 Index Fund	2,430,829
		2,547,790
	FIXED INCOME - 27.3%
109	American Century High Income Fund, Class I	946
654	Ashmore Emerging Markets Corporate Income Fund, Institutional Class	3,742
503	Ashmore Emerging Markets Total Return Fund, Institutional Class	2,445
125	BlackRock Strategic Income Opportunities Portfolio, Institutional Class	1,179
168	BlackRock Strategic Municipal Opportunities Fund, Institutional Class	1,762
68,489	CrossingBridge Low Duration High Income Fund, Institutional Class	664,619
53,424	DoubleLine Low Duration Emerging Markets Fixed, Class I	508,067
45,390	Holbrook Structured Income Fund, Class I	445,725
116,679	JPMorgan Emerging Markets Debt Fund, Class I	723,408
120,940	Medalist Partners MBS Total Return Fund, Institutional Class	1,030,412
191	Metropolitan West Total Return Bond Fund, Class I	1,697
308	Nuveen Bond Index Fund, Institutional Class	2,926
231	Nuveen High Yield Municipal Bond Fund, Class I	3,423
116	Nuveen Preferred Securities Fund, Class I	1,804
162	Nuveen Short Duration High Yield Municipal Bond, Class I	1,561
178	Nuveen Strategic Income Fund, Class I	1,743
273,073	PIMCO Income Fund, Institutional Class	2,872,725

OCEAN PARK TACTICAL RISK SPECTRUM 30 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	OPEN END FUNDS — 41.0% (Continued)
	FIXED INCOME - 27.3% (Continued)
239,844	PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	$ 2,381,649
216	PIMCO Investment Grade Credit Bond Fund, Institutional Class	1,919
161	PIMCO Total Return Fund, Institutional Class	1,361
77,721	Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	713,481
44,672	Putnam Floating Rate Income Fund, Class Y	357,380
39,203	RiverPark Strategic Income Fund, Institutional Class	339,181
143	TCW Emerging Markets Income Fund, Class I	925
1	TCW Emerging Markets Local Currency Income Fund, Class I	8
1	TCW Securitized Bond Fund, Class I	9
		10,064,097

	TOTAL OPEN END FUNDS (Cost $14,172,142)	15,103,193

	SHORT-TERM INVESTMENTS — 5.8%
	COLLATERAL FOR SECURITIES LOANED - 5.6%
2,080,643	First American Government Obligations Fund, Class X, 4.41%(b)(c) (Cost $2,080,643)	2,080,643

	MONEY MARKET FUND - 0.2%
59,440	First American Government Obligations Fund, Class X, 4.41%(c) (Cost $59,440)	59,440

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,140,083)	2,140,083

	TOTAL INVESTMENTS - 105.6% (Cost $37,164,110)	$ 38,865,380
	LIABILITIES IN EXCESS OF OTHER ASSETS - (5.6)%	(2,060,905)
	NET ASSETS - 100.0%	$ 36,804,475

CLO	- Collateralized Loan Obligation
CMBS	- Commercial Mortgage-Backed Securities
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt
(a)	All or a portion of the security is on loan. The total value of the securities on loan was $2,032,834, as of December 31, 2024.
(b)	Security was purchased with cash received as collateral for securities on loan at December 31, 2024. Total collateral had a value of $2,080,643 at December 31, 2024.
(c)	Rate disclosed is the seven day effective yield as of December 31, 2024.